Condensed Consolidating Financial Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Net sales	$ 1,014	$ 996	$ 2,884	$ 2,806	$ 4,210	$ 4,031	$ 3,888
Cost of sales and occupancy expense	611	594	1,730	1,683	2,526	2,467	2,423
Gross profit	403	402	1,154	1,123	1,684	1,564	1,465
Selling, general, and administrative expense	278	279	790	774	1,098	1,059	1,052
Related party expenses	3	3	10	10	13	14	14
Store pre-opening costs	3	2	5	4	4	3	2
Operating income	119	118	349	335	569	488	397
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Other (income) and expense, net		4	(1)	4	9	10	(17)
Income before income taxes	56	51	160	127	288	149	157
Provision for income taxes	20	19	58	48	112	46	54
Net income	36	32	102	79	176	103	103
Parent Company
Net sales	883	873	2,520	2,454	3,684	3,530	3,428
Cost of sales and occupancy expense	574	561	1,624	1,595	2,390	2,341	2,350
Gross profit	309	312	896	859	1,294	1,189	1,078
Selling, general, and administrative expense	240	243	684	673	953	919	916
Related party expenses	3	3	10	10	13	14	14
Store pre-opening costs	2	1	4	3	3	3	2
Operating income	64	65	198	173	325	253	146
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Other (income) and expense, net		1	(1)	4	5	12	(11)
Intercompany charges (income)	21	19	53	52	73	73	73
Equity in earnings of subsidiaries	76	69	204	214	313	310	330
Income before income taxes	56	51	160	127	288	149	157
Provision for income taxes	20	19	58	48	112	46	54
Net income	36	32	102	79	176	103	103
Guarantor Subsidiaries
Percentage of equity ownership owned	100.00%		100.00%		100.00%
Net sales	685	635	1,756	1,654	2,369	2,294	2,233
Cost of sales and occupancy expense	591	545	1,498	1,390	1,979	1,919	1,846
Gross profit	94	90	258	264	390	375	387
Selling, general, and administrative expense	38	36	106	101	145	140	136
Store pre-opening costs	1	1	1	1	1
Operating income	55	53	151	162	244	235	251
Other (income) and expense, net		3			4	(2)	(6)
Intercompany charges (income)	(21)	(19)	(53)	(52)	(73)	(73)	(73)
Income before income taxes	76	69	204	214	313	310	330
Provision for income taxes	27	26	74	80	121	107	105
Net income	49	43	130	134	192	203	225
Eliminations
Net sales	(554)	(512)	(1,392)	(1,302)	(1,843)	(1,793)	(1,773)
Cost of sales and occupancy expense	(554)	(512)	(1,392)	(1,302)	(1,843)	(1,793)	(1,773)
Equity in earnings of subsidiaries	(76)	(69)	(204)	(214)	(313)	(310)	(330)
Income before income taxes	(76)	(69)	(204)	(214)	(313)	(310)	(330)
Provision for income taxes	(27)	(26)	(74)	(80)	(121)	(107)	(105)
Net income	$ (49)	$ (43)	$ (130)	$ (134)	$ (192)	$ (203)	$ (225)